Notes Receivable (Details) - Schedule of gross notes receivable and related allowance for uncollectible accounts - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Gross Receivables	$ 107,650,187	$ 162,341,675
Less Allowance	(10,223,451)	(23,114,173)
Net Receivables	97,426,736	139,227,502
Current [Member]
Financing Receivable, Past Due [Line Items]
Gross Receivables	96,923,113	139,024,393
Less Allowance	(3,348,558)	(7,989,217)
Net Receivables	93,574,555	131,035,176
1–28 [Member]
Financing Receivable, Past Due [Line Items]
Gross Receivables	5,516,812	12,263,154
Less Allowance	(2,146,103)	(5,126,611)
Net Receivables	3,370,709	7,136,543
29–56 [Member]
Financing Receivable, Past Due [Line Items]
Gross Receivables	2,513,755	5,266,164
Less Allowance	(2,063,131)	(4,267,236)
Net Receivables	450,624	998,928
57–90 [Member]
Financing Receivable, Past Due [Line Items]
Gross Receivables	2,696,507	5,787,964
Less Allowance	(2,665,659)	(5,731,109)
Net Receivables	$ 30,848	$ 56,855